Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000005539 | New York
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000005539 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005539 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005539 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000005539 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000005539 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005539 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005539 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005539 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005539 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005539 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005539 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005539 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000193178 | New York
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000193178 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193178 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193178 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000193178 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000193178 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000193178 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000193178 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000193178 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193178 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193178 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193178 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193178 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	12.80%